SCHEDULE OF DEBT (Details) - GBP (£)	Jun. 30, 2026	Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Notes payable	£ 196,497	£ 340,072
Accrued interest	31,120	67,512
Total debt	2,771,947	2,317,403
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans payable - related party	100,000	100,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans payable - related party	2,266,666	1,766,666
Accrued interest - related party	£ 177,664	£ 43,153